PRINCIPAL ACCOUNTING POLICIES - Additional Policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Principal accounting policies
Uncertain tax positions	¥ 0	¥ 0	¥ 0
Percentage allocation of annual after-tax profit to statutory common reserve	10.00%
Statutory common reserve as a percentage of registered capital reached	50.00%
Appropriations to the statutory reserve fund by subsidiaries and VIEs	¥ 0	0	0
Total appropriations to the statutory common reserve fund	514	128	2,447
Appropriations to the statutory common welfare fund	0	0	0
Net assets not distributable	¥ 522,592	¥ 522,078
Aggregate net assets not distributable as percentage of total consolidated net assets	8.40%	10.50%
Number of operating segments | segment	1
Number of reportable segments | segment	1
Government subsidies recognized	¥ 86,287	¥ 97,092	¥ 70,625
51net | Tech JV
Principal accounting policies
Ownership interest in subsidiary (as a percent)	50.00%